Financial Instruments - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Recurring [Member], Level 3 [Member], Warrant [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Recurring [Member] | Level 3 [Member] | Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	$ 11,714
Fair value on issuance		6,840
Unrealized (loss) gain included in earnings	(3,663)	1,211
Fair value at the end of the period	$ 8,051	$ 8,051